Voya Russell Large Cap Growth Index Portfolio Expense Example - Voya Russell Large Cap Growth Index Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,261
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	667
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 968